Other Assets	6 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 3 – Other Assets

As of June 30, 2014, total other assets of the Company are approximately $2,907,000, of which $1,872,000 and $1,035,000 are current and long-term, respectively. The Company has (1) made a deposit for the purchase of equipment for approximately $1,000,000, (2) incurred debt and equity issuance costs of approximately $1,000,000, (3) unamortized exclusivity costs for the use of technology with Fotech Oil & Gas Solutions, Inc. (“Fotech”), as further discussed in “Note 5 - Commitments and Contingencies” below, of approximately $417,000, and (4) prepaid deposits on a capital lease, as described in “Note 5 - Commitments and Contingencies”, of approximately $490,000.